Intangible assets - Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill at beginning of period	R$ 1,537,135	R$ 1,192,302
Additions, goodwill		382,281
Added Value Transfer, goodwill	(1,201)	(3,755)
Due Diligence Adjustment, goodwill	448	21,123
Response Price Adjustment, goodwill	(17,721)	1,383
Exchange-rate change, goodwill	284,945	(56,199)
Goodwill at end of period	1,803,606	1,537,135
Goodwill	R$ 1,803,606	R$ 1,537,135